Intangible assets	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Intangible assets
15.	Intangible assets
Intangible assets consist of the following:

(Euros in thousands)	Patents and licenses	Software licenses	Total
Cost as of January 1, 2022	1,551	908	2,459
Additions	405	73	478
Currency translation differences	73	7	80

Cost as of December 31, 2022	2,029	988	3,017
Accumulated amortization as of January 1, 2022	(480)	(664)	(1,144)
Additions	(60)	(158)	(218)
Currency translation differences	(19)	(4)	(23)

Accumulated amortization as of December 31, 2022	(559)	(826)	(1,385)

Net book value as of December 31, 2022	1,470	162	1,632

Cost as of January 1, 2023	2,029	988	3,017
Additions	82	76	158
Currency translation differences	(59)	(4)	(63)

Cost as of December 31, 2023	2,052	1,060	3,112
Accumulated amortization as of January 1, 2023	(559)	(826)	(1,385)
Additions	(85)	(138)	(223)
Currency translation differences	15	4	19

Accumulated amortization as of December 31, 2023	(629)	(960)	(1,589)

Net book value as of December 31, 2023	1,423	100	1,523

Amortization expenses consist
of
the following:

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands)
Research and development expenses	(115)	(93)	(35)
General and administrative expenses	(108)	(125)	(125)

Total	(223)	(218)	(160)